Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Key Management Compensation	ey management is shown below:

(in KUSD)	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Salaries and other short-term employee costs	10,582	8,872	7,690
Pension costs	426	442	455
Share-based compensation expense	23,323	24,649	16,752
Other compensation	241	142	196
Total	34,572	34,105	25,093